Asset retirement obligation (Tables)	12 Months Ended
Dec. 31, 2020
Asset Retirement Obligation [Abstract]
Asset retirement obligation
	2020	2019	2018
ARO balance, beginning of the year	$21,481	$26,778	$56,702
Accretion expense	2,069	2,069	2,069
Costs incurred	(809)	(7,366)	-
Change in ARO estimates	-	-	(31,993)
ARO balance, end of the year	22,741	21,481	26,778